Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

November 30, 2020

Dates Covered
Collections Period	11/01/20 - 11/30/20
Interest Accrual Period	11/16/20 - 12/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/20	467,072,141.64	25,935
Yield Supplement Overcollateralization Amount 10/31/20	21,877,352.00	0
Receivables Balance 10/31/20	488,949,493.64	25,935
Principal Payments	19,404,729.99	805
Defaulted Receivables	1,279,761.73	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/20	20,567,536.98	0
Pool Balance at 11/30/20	447,697,464.94	25,080

Pool Statistics	$ Amount	# of Accounts
Pool Factor	42.16%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	4,686,830.26	233
Past Due 61-90 days	1,293,084.31	65
Past Due 91-120 days	245,196.41	13
Past Due 121+ days	0.00	0
Total	6,225,110.98	311

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.33%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	525,533.94
Aggregate Net Losses/(Gains) - November 2020	754,227.79
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.85%
Prior Net Losses Ratio	0.43%
Second Prior Net Losses Ratio	0.11%
Third Prior Net Losses Ratio	0.26%
Four Month Average	0.66%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.85%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average APR	3.87%
Weighted Average APR, Yield Adjusted	6.51%
Weighted Average Remaining Term	44.56

Flow of Funds	$ Amount
Collections	26,413,350.46
Investment Earnings on Cash Accounts	280.00
Servicing Fee(1)	(407,457.91)
Transfer to Collection Account	-
Available Funds	26,006,172.55

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,063,727.22
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,003,347.07
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	683,124.95
(12) Collection Account Redeposits	4,932,000.00

Total Distributions of Available Funds	26,006,172.55

Servicing Fee	407,457.91
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 11/16/20	461,700,812.01
Principal Paid	19,194,688.05
Note Balance @ 12/15/20	442,506,123.96

Class A-1
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-2
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-3
Note Balance @ 11/16/20	332,030,812.01
Principal Paid	19,194,688.05
Note Balance @ 12/15/20	312,836,123.96
Note Factor @ 12/15/20	90.1545026%

Class A-4
Note Balance @ 11/16/20	82,950,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	82,950,000.00
Note Factor @ 12/15/20	100.0000000%

Class B
Note Balance @ 11/16/20	31,150,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	31,150,000.00
Note Factor @ 12/15/20	100.0000000%

Class C
Note Balance @ 11/16/20	15,570,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	15,570,000.00
Note Factor @ 12/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,196,359.55
Total Principal Paid	19,194,688.05
Total Paid	20,391,047.60

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	841,144.72
Principal Paid	19,194,688.05
Total Paid to A-3 Holders	20,035,832.77

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.1551552
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.5335947
Total Distribution Amount	19.6887499

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.4240482
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	55.3161039
Total A-3 Distribution Amount	57.7401521

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	729.54
Noteholders' Principal Distributable Amount	270.46

Account Balances	$ Amount
Reserve Account
Balance as of 11/16/20	2,595,670.49
Investment Earnings	87.23
Investment Earnings Paid	(87.23)
Deposit/(Withdrawal)	-
Balance as of 12/15/20	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,430,462.93	$3,015,971.00	$2,629,929.42
Number of Extensions	103	123	106
Ratio of extensions to Beginning of Period Receivables Balance	0.50%	0.59%	0.49%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.